Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.090%	335,000	335,000
Total Floating Rate Notes (Cost $335,000)			335,000

Municipal Bonds 100.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.6%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,693,141
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	4,859,687
05/15/2037	5.000%	2,250,000	2,746,411
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	388,296
05/15/2030	5.000%	500,000	588,439
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,193,895
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,618,948
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	235,484
Series 2019B
07/01/2029	5.000%	275,000	323,791
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,013,815
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,195,191
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,146,772
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014C
03/01/2030	5.000%	2,500,000	2,678,661
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,178,250
07/01/2034	5.000%	700,000	825,043
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,826,450
Subordinated Series 2020
07/01/2036	5.000%	495,000	595,837
07/01/2039	5.000%	400,000	477,933
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	280,035
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,268,401
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,894,483
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,301,251
Series 2020A-2
05/01/2039	4.000%	750,000	833,007
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	4,796,767
Total			45,959,988
Charter Schools 3.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	324,998
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	1,000,000	1,113,590
08/01/2030	5.000%	1,380,000	1,534,564
08/01/2031	5.000%	850,000	943,730
Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,746,346
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	353,216
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,103,359
Series 2018
08/01/2038	5.000%	1,000,000	1,151,286
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,377,208
Series 2017
07/01/2037	5.000%	3,090,000	3,524,181
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,200,000	1,272,970
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	645,185
Total			17,090,633
Disposal 0.2%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	750,661
Higher Education 6.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,715,001
04/01/2035	5.000%	2,000,000	2,306,398
Series 2018-A
12/01/2036	5.000%	1,000,000	1,181,704
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,116,975
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	909,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	443,160
04/01/2026	5.000%	1,000,000	1,118,274
Biola University
Series 2017
10/01/2031	5.000%	540,000	624,365
10/01/2032	5.000%	615,000	710,845
10/01/2033	5.000%	625,000	721,094
10/01/2034	5.000%	570,000	656,729
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	265,227
10/01/2036	5.000%	250,000	294,270
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	535,519
10/01/2028	5.000%	840,000	888,258
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,130,370
04/01/2036	5.000%	1,120,000	1,339,348
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,458,392
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,069,521
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,310,958
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	380,000	398,311
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	255,000	266,663
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2037	4.000%	2,665,000	3,072,275

2	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California(e)
Refunding Revenue Bonds
Series 2022S
05/15/2030	5.000%	2,000,000	2,511,954
Total			27,044,791
Hospital 11.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,138,431
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,014,367
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,667,152
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	347,291
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	2,821,050
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,275,939
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,190,185
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,927,162
02/01/2034	5.000%	500,000	585,433
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,244,588
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	328,229
Series 2017
11/15/2034	5.000%	250,000	296,177
11/15/2035	5.000%	270,000	319,708
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,645,445
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,188,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2033	5.000%	2,770,000	3,212,833
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	561,483
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2027	4.000%	400,000	449,050
10/15/2028	4.000%	360,000	409,210
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,271,782
Revenue Bonds
Emanate Health
Series 2020A
04/01/2026	5.000%	570,000	653,225
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	494,252
08/01/2034	5.000%	650,000	754,534
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,083,850
04/01/2045	5.000%	5,000,000	6,167,699
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,309,945
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,515,508
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	583,960
01/01/2036	4.000%	1,000,000	1,095,640
Total			47,553,093
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,263,575

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.9%
Middle Fork Project Finance Authority
Refunding Revenue Bonds
Series 2020
04/01/2030	5.000%	1,200,000	1,471,045
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,718,161
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2029	5.000%	600,000	745,933
Total			3,935,139
Local Appropriation 2.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,768,477
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,791,458
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,214,214
11/01/2028	5.000%	1,155,000	1,191,739
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,022,546
06/01/2034	5.000%	775,000	932,744
South San Francisco Public Facilities Financing Authority
Revenue Bonds
Police Station Project
Series 2020A
06/01/2034	4.000%	410,000	479,987
Total			10,401,165
Local General Obligation 8.2%
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,133,842
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,134,277
Compton Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,998,209
06/01/2024	0.000%	1,925,000	1,866,150
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	762,624
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,282,063
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	569,820
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,594,775
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	846,382
08/01/2035	4.000%	600,000	676,094
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	998,087
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,792,497
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,856,823
Napa Valley Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,736,421

4	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	733,990
Palomar Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,134,919
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	741,309
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,081,005
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,017,401
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2020D-2
07/01/2035	4.000%	1,000,000	1,176,482
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	571,803
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,104,223
08/01/2032	5.000%	1,500,000	1,647,631
Total			35,456,827
Multi-Family 1.0%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,161,198	1,286,628
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	442,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,068,159
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	436,063
Series 2017
05/15/2032	5.000%	1,000,000	1,163,933
Total			4,397,203
Municipal Power 5.7%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,472,886
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,223,940
City of Vernon Electric System(e)
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	512,939
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	2,870,945
11/01/2023	5.000%	1,040,000	1,043,718
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,084,844
Series 2019B
07/01/2031	5.000%	5,000,000	6,118,165
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,852,537
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,185,681
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,532,364

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	925,206
01/01/2031	5.000%	1,000,000	1,087,479
Series 2020
01/01/2038	5.000%	1,650,000	2,046,637
Total			24,957,341
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	437,388
09/01/2034	4.000%	600,000	654,978
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	377,814
02/01/2033	4.000%	500,000	538,601
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	694,079
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	397,060
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,217,126
Total			5,317,046
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,579,435
Ports 3.1%
City of Long Beach Harbor(c)
Refunding Revenue Bonds
Private Activity
Series 2020B
05/15/2024	5.000%	5,000,000	5,435,194
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	859,888
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	360,776
03/01/2038	4.000%	405,000	462,372
03/01/2039	4.000%	1,260,000	1,436,474
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	1,960,788
Port of Oakland(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
05/01/2029	5.000%	500,000	608,728
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,058,658
09/01/2028	5.000%	1,100,000	1,164,656
Total			13,347,534
Prepaid Gas 2.5%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds
Series 2021B-1 (Mandatory Put 08/01/2031)
02/01/2052	4.000%	3,500,000	4,022,257
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	4,000,000	4,448,759
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,890,000	2,281,941
Total			10,752,957
Recreation 0.4%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,739,616

6	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 7.6%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,329,675
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,334,472
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	100,000	112,848
08/01/2030	5.000%	125,000	141,060
08/01/2031	5.000%	75,000	84,636
California State Public Works Board
Prerefunded 11/01/22 Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,549,781
California Statewide Communities Development Authority
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,511,560
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,096,411
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,097,671
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,499,244
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	4,000,000	4,351,462
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,596,676
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	715,806
Poway Unified School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,815,248
09/01/2029	5.000%	1,195,000	1,225,549
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	2,951,901
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	543,706
09/01/2028	5.000%	520,000	533,139
09/01/2029	5.000%	595,000	610,387
09/01/2029	5.000%	585,000	599,782
West Contra Costa Unified School District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Series 2012
08/01/2027	5.000%	2,365,000	2,417,801
Total			33,118,815
Retirement Communities 5.3%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/2032	5.000%	4,750,000	4,972,312
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	346,766
07/01/2029	5.000%	300,000	335,359
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	542,375
10/01/2035	4.000%	1,000,000	1,083,529
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,136,265

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	456,343
11/15/2030	5.000%	600,000	710,070
11/15/2032	5.000%	850,000	1,016,878
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	2,007,673
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,818,994
10/01/2026	5.000%	1,000,000	1,119,067
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,536,052
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	174,219
Series 2021
04/01/2038	4.000%	750,000	845,818
04/01/2039	4.000%	750,000	838,623
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,069,487
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	334,676
07/01/2036	4.000%	430,000	479,311
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,027,738
Total			22,851,555
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,713,747
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	717,996
06/01/2036	5.000%	1,180,000	1,376,554
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Junior Subordinated Series 2020
06/01/2037	4.000%	1,000,000	1,156,072
Total			4,964,369
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	449,015
06/01/2034	4.000%	250,000	270,795
Total			719,810
Special Property Tax 13.2%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	738,592
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	814,564
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,459,103
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	399,967
09/02/2032	5.000%	340,000	417,640
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	935,379
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	625,000	641,423
09/01/2027	5.000%	800,000	821,021
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,566,313
09/01/2026	5.000%	1,000,000	1,097,031
09/01/2027	5.000%	1,000,000	1,097,333
09/01/2030	5.000%	815,000	893,819
09/01/2031	5.000%	590,000	646,803

8	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,182,393
10/01/2031	5.000%	1,640,000	1,861,398
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	584,219
05/01/2033	5.000%	1,000,000	1,169,178
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,279,000
09/01/2031	5.000%	2,720,000	3,002,744
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	578,674
09/01/2030	5.000%	625,000	682,399
09/01/2032	5.000%	625,000	682,066
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,076,306
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	6,676,567
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/2022	5.000%	2,000,000	2,047,692
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	401,039
09/01/2033	5.000%	730,000	873,591
09/01/2034	5.000%	500,000	597,796
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,039,588
10/01/2030	5.000%	350,000	408,401
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,128,858
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	766,010
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,406,471
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,685,588
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	317,505
08/01/2031	5.000%	355,000	409,400
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	772,670
08/01/2032	5.000%	580,000	668,559
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	246,122
08/01/2030	5.000%	175,000	191,501
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,070,546
08/01/2029	5.000%	1,000,000	1,110,349
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	322,420
12/01/2024	5.000%	400,000	443,421
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	617,731
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,348,547
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,523,577

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	635,904
09/01/2026	5.000%	700,000	791,067
Total			57,128,285
State Appropriated 4.3%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2020C
03/01/2033	5.000%	1,800,000	2,229,506
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	1,982,186
Series 2015A
06/01/2028	5.000%	1,175,000	1,312,248
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,216,545
Series 2014E
09/01/2030	5.000%	1,500,000	1,639,760
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,278,719
California State Public Works Board(e)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	4,000,000	5,047,367
Total			18,706,331
State General Obligation 3.4%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,225,891
Series 2020
11/01/2034	4.000%	1,000,000	1,164,528
Various Purpose
Series 2021
10/01/2039	4.000%	2,500,000	2,883,718
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,278,400
Series 2019
10/01/2025	5.000%	2,435,000	2,757,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021
12/01/2030	5.000%	1,800,000	2,288,797
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,245,418
Total			14,843,787
Tobacco 0.9%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	312,896
06/01/2032	5.000%	250,000	310,238
06/01/2033	5.000%	250,000	310,095
06/01/2034	4.000%	200,000	232,280
Tobacco Securitization Authority of Northern California
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2032	5.000%	400,000	498,947
06/01/2033	5.000%	500,000	623,382
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,509,732
Total			3,797,570
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	382,962
10/01/2037	5.000%	300,000	364,598
San Diego Association of Governments
Revenue Bonds
Green Bonds - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,520,673
Total			2,268,233
Turnpike / Bridge / Toll Road 2.5%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,250,725
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,841,391

10	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,065,334
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	432,136
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien Toll Road
Series 2021
01/15/2034	4.000%	1,000,000	1,156,486
Total			10,746,072
Water & Sewer 3.2%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	576,077
09/01/2035	5.000%	830,000	953,750
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,858,837
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	791,074
11/15/2026	5.000%	1,000,000	1,136,442
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,028,789
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,157,925
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,154,860
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	645,446
02/01/2036	4.000%	1,325,000	1,479,452
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,639,761
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	469,184
09/01/2038	4.000%	325,000	379,988
09/01/2039	4.000%	600,000	699,546
Total			13,971,131
Total Municipal Bonds (Cost $420,521,318)			435,662,962

Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	147,828	147,814
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	1,662,645	1,662,645
Total Money Market Funds (Cost $1,810,473)		1,810,459
Total Investments in Securities (Cost: $422,666,791)		437,808,421
Other Assets & Liabilities, Net		(3,820,632)
Net Assets		433,987,789

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $22,262,781, which represents 5.13% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2022

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